Commitments and Contingencies (Other Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 5,900	$ 6,000	$ 5,800
2017	5,463
2018	4,552
2019	3,692
2020	3,696
2021	1,439
Thereafter	$ 3,752